SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
SUPPLEMENTAL CASH FLOW INFORMATION
Supplemental Cash Flow Information
		2021	2020
		$	$
a)	Change in Non-Cash Working Capital Accounts

	GST Recoverable	1,002	1,540
	Prepaid Expenses	(23,763)	-
	Trade and Other Payables	(12,472)	25,320

		(35,233)	26,860

b)	Significant Non-Cash Financing Activities

	Shares Issued on Conversion of Convertible Promissory Notes	585,258	1,416,023

		585,258	1,416,023

c)	Other Information

	Interest Paid	39,182	31,621
	Income Taxes Paid	-	-